Group cash flow statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Cash flows from operating activities
Profit before taxation		$ 779		$ 498		$ 290
Net interest expense		112		121		98
Depreciation, amortisation and impairment		573		645		683
Loss on disposal of property, plant and equipment and intangible assets		23		22		18
Share-based payments expense (equity-settled)		43		40		39
Share of results of associates		(113)		10		30
Pension costs less cash paid		5		16		3
Decrease/(increase) in inventories		208		(42)		(178)
Increase in trade and other receivables		(175)		(81)		(49)
Increase/(decrease) in trade and other payables and provisions		94		16		(105)
Cash generated from operations		1,549		1,245		829
Interest received		25		22		8
Interest paid		(142)		(140)		(104)
Income taxes paid		(147)		(140)		(125)
Net cash inflow from operating activities		1,285		987		608
Cash flows from investing activities
Acquisitions, net of cash acquired		(9)		(186)		(21)
Capital expenditure		(433)		(381)		(427)
Purchase of investments		(2)		(1)
Proceeds from disposal of property, plant and equipment		38
Investment in associate				(1)
Net cash used in investing activities		(406)		(569)		(448)
Cash flows from financing activities
Purchase of own shares		(502)
Proceeds from own shares		12		1
Payment of capital element of lease liabilities		(50)		(55)		(52)
Proceeds from borrowings due within one year		43				326
Settlement of borrowings due within one year		(39)		(705)		(151)
Proceeds from borrowings due after one year				1,000
Settlement of borrowings due after one year		(90)
Settlement of currency swaps		1				4
Equity dividends paid		(330)		(327)		(327)
Net cash used in financing activities		(955)		(86)		(200)
Net (decrease)/increase in cash and cash equivalents		(76)		332		(40)
Cash and cash equivalents at beginning of year		617	[1]	300	[1]	344
Exchange adjustments		12		(15)		(4)
Cash and cash equivalents at end of year	[1]	$ 553		$ 617		$ 300

[1]	Cash and cash equivalents is net of bank overdrafts of $4m (2024: $2m, 2023: $2m).